INVESTMENT IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT IN ASSOCIATES [Abstract]
Investment in Associates
	2017		2016
	Cost value	Book value	Book value
Emprendimientos de Gas del Sur S.A. (in liquidation) ("EGS")	116	367	357
Transporte y Servicios de Gas en Uruguay S.A. ("TGU")	5	2,698	2,517
Subtotal	121	3,065	2,874
Gas Link S.A. ("Link")	503	-	-
Total	624	3,065	2,874